LEASE LIABILITIES - Movements of carrying amounts of lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASE LIABILITIES
Additions	€ 3,389	€ 135
Acquired through business combination (Note 6)		177
Modification	(279)
Accretion of interests	65	11
Payments	(595)	(188)
Effect of movement in exchange rates	€ 59	€ (97)